JPMorgan Investor Conservative Growth Fund Annual Fund Operating Expenses - R6 Shares [Member] - JPMorgan Investor Conservative Growth Fund - Class R6	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.36%
Expenses (as a percentage of Assets)	0.43%